UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:   BlackRock Funds

BlackRock Money Market Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2018

Date of reporting period: 12/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) December 31, 2017	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Certificates of Deposit — 30.3%

Domestic — 0.9%
Wells Fargo Bank NA, 1.60%, 07/27/18	USD	4,000	$4,000,000

Euro — 5.7%
ABN AMRO Bank NV, 1.43%, 01/11/18		10,000	10,000,000
KBC Bank NV(a):
1.47%, 01/08/18		5,000	4,998,571
1.50%, 01/31/18		12,000	11,985,015

			26,983,586
Yankee — 23.7%(b)
Bank of Montreal, Chicago, (LIBOR USD 1 Month + 0.54%), 1.97%, 01/11/18(c)		5,000	5,000,000
Bank of Nova Scotia, Houston, (LIBOR USD 1 Month + 0.23%), 1.72%, 09/17/18(c)		5,000	5,000,179
Canadian Imperial Bank of Commerce, New York, (LIBOR USD 1 Month + 0.21%), 1.70%, 07/16/18(c)		4,000	4,000,000
Credit Industriel et Commercial, London:
1.56%, 04/13/18		8,000	8,000,112
1.60%, 05/18/18		4,000	4,000,038
Dexia Credit Local SA, New York, (LIBOR USD 1 Month + 0.35%), 1.73%, 01/05/18(c)		2,250	12,250,000
Mitsubishi UFJ Trust & Banking Corp., New York, (LIBOR USD 1 Month + 0.20%), 1.61%, 05/08/18(c)		3,000	3,000,000
Mizuho Bank Ltd., New York(c):
(LIBOR USD 1 Month + 0.21%), 1.64%, 04/09/18		4,000	4,000,000
(LIBOR USD 1 Month + 0.23%), 1.72%, 07/18/18		5,000	5,000,000
Norinchukin Bank, New York(c):
(LIBOR USD 1 Month + 0.18%), 1.69%, 02/21/18		4,000	4,000,000
(LIBOR USD 1 Month + 0.18%), 1.73%, 02/26/18		5,000	5,000,000
(LIBOR USD 1 Month + 0.18%), 1.61%, 03/09/18		7,000	7,000,000
Oversea-Chinese Banking Corp. Ltd., New York, 1.51%, 04/18/18		5,000	5,000,000
Royal Bank of Canada, New York, (LIBOR USD 1 Month + 0.35%), 1.75%, 03/07/18(c)		6,000	6,000,000
Sumitomo Mitsui Banking Corp., New York, (LIBOR USD 1 Month + 0.22%), 1.75%, 06/22/18(c)		6,100	6,100,000
Svenska Handelsbanken AB, New York:
1.55%, 07/13/18		8,000	8,000,211
(LIBOR USD 1 Month + 0.18%), 1.73%, 10/26/18(c)		6,000	6,000,000
Toronto-Dominion Bank, New York, (LIBOR USD 1 Month + 0.34%), 1.80%, 03/13/18(c)		8,000	8,000,000
UBS AG, Stamford, (LIBOR USD 3 Month + 0.30%), 1.76%, 02/23/18(c)		4,000	4,000,000
Westpac Banking Corp., New York, (LIBOR USD 1 Month + 0.52%), 1.95%, 01/09/18(c)		3,000	3,000,000

			112,350,540

Total Certificates of Deposit — 30.3% (Cost: $143,334,126)			143,334,126

Commercial Paper — 46.4%
Albion Capital Corp. SA, 1.50%, 01/02/18(a)		8,000	7,999,667
Antalis SA(a):
1.50%, 01/03/18		13,000	12,998,917
1.50%, 01/05/18		4,000	3,999,333
Barclays Bank plc, 1.43%, 01/02/18(a)		20,000	19,999,206
Bedford Row Funding Corp., (LIBOR USD 1 Month + 0.22%), 1.75%, 06/22/18(c)		4,000	4,000,000
BNZ International Funding Ltd., (LIBOR USD 1 Month + 0.48%), 1.84%, 02/01/18(c)		9,000	9,000,000
Caisse des Depots et Consignations, 1.42%, 03/01/18(a)(d)		3,000	2,993,018

Security		Par (000)	Value
Commercial Paper — 46.4%
Caterpillar Financial Services Corp., 1.55%, 01/02/18(a)	USD	6,279	$6,278,730
CDP Financial, Inc., 1.45%, 03/01/18(a)(d)		10,000	9,976,236
Chariot Funding LLC, 1.45%, 01/02/18(a)		10,000	9,999,597
Collateralized Commercial Paper Co. LLC, (LIBOR USD 1 Month + 0.15%), 1.66%, 02/21/18(c)(d)		5,000	5,000,000
Commonwealth Bank of Australia(c):
(LIBOR USD 1 Month + 0.41%), 1.89%, 02/15/18		8,500	8,500,000
(LIBOR USD 1 Month + 0.20%), 1.63%, 11/09/18		10,400	10,400,000
DNB Bank ASA:
1.46%, 01/02/18(a)		11,000	10,999,554
(LIBOR USD 1 Month + 0.31%), 1.86%, 03/23/18(c)		5,000	5,000,000
Erste Abwicklungsanstalt, (LIBOR USD 1 Month + 0.11%), 1.60%, 05/16/18(c)(d)		5,300	5,299,696
Federation des caisses Desjardins du Quebec (The)(a):
1.58%, 02/05/18		5,000	4,992,319
1.59%, 07/18/18		5,000	4,956,275
HSBC Bank plc, (LIBOR USD 3 Month + 0.30%), 1.71%, 02/09/18(c)		5,000	5,000,000
JP Morgan Securities LLC, (LIBOR USD 1 Month + 0.20%), 1.57%, 04/02/18(c)		9,000	9,001,180
LMA Americas LLC, 1.32%, 01/02/18(a)		9,704	9,703,644
Nationwide Building Society, 1.52%, 03/27/18(a)(d)		8,650	8,618,956
Nieuw Amsterdam Receivables Corp., 1.47%, 02/20/18(a)		5,000	4,989,792
Old Line Funding LLC, 1.30%, 01/02/18(a)		20,000	19,999,278
Royal Bank of Canada, 1.57%, 03/05/18(a)		5,000	4,986,262
Victory Receivables Corp., 1.32%, 01/02/18(a)		15,000	14,999,450

Total Commercial Paper — 46.4% (Cost: $219,691,110)			219,691,110

Corporate Bonds — 1.1%

Hotels, Restaurants & Leisure — 1.1%
Jets Stadium Development LLC, 1.58%, 01/05/18(c)(d)		5,000	5,000,000

Total Corporate Bonds — 1.1% (Cost: $5,000,000)			5,000,000

Municipal Bonds — 1.5%(d)(e)
RBC Municipal Products, Inc. Trust, Series 2017E-82, RB, VRDN (Royal Bank of Canada LOC), 1.57%, 01/05/18		1,000	1,000,000
RIB Floater Trust Various States, Series 19WE, RB, VRDN (Barclays Bank plc LOC), 1.92%, 02/02/18		5,900	5,900,000

Total Municipal Bonds — 1.5% (Cost: $6,900,000)			6,900,000

Time Deposits — 7.5%
Canadian Imperial Bank of Commerce, 1.33%, 01/02/18		12,000	12,000,000
Credit Agricole Corporate and Investment Bank SA, 1.33%, 01/02/18		10,500	10,500,000
ING Bank NV, 1.42%, 01/02/18		2,000	2,000,000
Natixis SA, 1.31%, 01/02/18		4,000	4,000,000
Skandinaviska Enskilda Banken AB, 1.30%, 01/02/18		7,200	7,200,000

Total Time Deposits — 7.5% (Cost: $35,700,000)			35,700,000

Total Repurchase Agreements — 11.9% (Cost: $56,500,000)			56,500,000

Total Investments — 98.7% (Cost: $467,125,236)(g)			467,125,236

Other Assets Less Liabilities — 1.3%			6,210,605

Net Assets — 100.0%			$473,335,841

1

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock Money Market Portfolio

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(g)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
BNP Paribas SA	1.52	%(a)	12/29/17	01/02/18	$4,000	$4,000	$4,000,676	Corporate/Debt Obligations, 2.50% to 4.38%, due 01/16/28 to 06/01/46	$64,366,044	$4,279,849
Credit Suisse Securities USA LLC	1.67	(a)	12/29/17	01/02/18	9,500	9,500	9,501,763	Corporate/Debt Obligation, 0.00%, due 12/20/47	11,925,000	11,400,300
JP Morgan Securities LLC	1.60	(a)	12/29/17	01/02/18	4,000	4,000	4,000,711	Corporate/Debt Obligations, 0.40% to 1.39%, due 11/11/41 to 03/15/49	1,191,365,563	4,280,240
Mizuho Securities USA LLC	1.37		12/29/17	01/02/18	24,000	24,000	24,003,653	U.S. Treasury Obligations, 0.00% to 2.00%, due 02/08/18 to 10/31/21	24,518,100	24,480,021
	2.32	(b)	12/29/17	02/02/18	8,000	8,000	8,018,037	Corporate/Debt Obligation, 2.01%, due 01/15/20	8,317,000	8,400,537

Total Mizuho Securities USA LLC						$32,000				$32,880,558

Wells Fargo Securities LLC	1.57	(a)	12/29/17	01/02/18	4,000	4,000	4,000,698	Corporate/Debt Obligations, 3.02% to 3.27%, due 05/16/30 to 10/20/30	4,237,836	4,280,001
	1.81		12/15/17	03/13/18	3,000	3,000	3,013,273	Corporate/Debt Obligation, 0.00%, due 01/19/18	3,153,334	3,150,001

Total Wells Fargo Securities LLC						$7,000				$7,430,002

Total						$56,500				$60,270,949

(a)	Variable rate security. Rate as of period end.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments) The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its Semi-annual report.

2

Schedule of Investments (unaudited) (continued) December 31, 2017	BlackRock Money Market Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$467,125,236	$—	$467,125,236

(a)	See above Schedule of Investments for values in each security type.

During the period ended December 31, 2017, there were no transfers between levels.

Currency

USD	United States Dollar

Portfolio Abbreviations

LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

3

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: February 22, 2018